Fair Value Measurements - Schedule of Financial Assets Measured at Fair Value on a Recurring Basis (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
U.S. Treasury Securities
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Investments held in trust account, Fair value		$ 25,517,987	$ 233,452,747
Investments held in trust account, Fair value	$ 22,585,023	25,517,987
Level 1 | U.S. Treasury Securities
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Investments held in trust account, Fair value		25,517,987	$ 233,452,747
Investments held in trust account, Fair value	22,585,023	$ 25,517,987
Level 3 | Forward Purchase Units
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Liabilities, Fair value	$ 4,290,000